Retirement plans (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
Information concerning the Company’s defined benefit pension plans, in aggregate, is as follows:

As at	Dec 31 2017	Dec 31 2016
Accrued benefit obligations:
Balance, beginning of year	$60,771	$55,966
Current service cost	1,879	1,677
Past service cost	812	—
Interest cost on accrued benefit obligations	2,242	2,269
Benefit payments	(5,280)	(2,570)
Settlements	—	—
Actuarial loss	166	2,393
Foreign exchange loss	4,803	1,036
Balance, end of year	65,393	60,771
Fair values of plan assets:
Balance, beginning of year	44,230	40,286
Interest income on assets	1,522	1,553
Contributions	1,970	2,722
Benefit payments	(5,280)	(2,570)
Settlements	—	—
Return on plan assets	1,330	2,345
Foreign exchange gain (loss)	3,219	(106)
Balance, end of year	46,991	44,230
Unfunded status	18,402	16,541
Minimum funding requirement	—	—
Defined benefit obligation, net	$18,402	$16,541

Expense recognized in the income statement
The Company’s net defined benefit pension plan expense charged to the consolidated statements of income for the years ended December 31, 2017 and 2016 is as follows:

For the years ended December 31	2017	2016
Net defined benefit pension plan expense:
Current service cost	$1,879	$1,677
Past service cost	812	—
Net interest cost	720	715
Cost of settlement	—	—
	$3,411	$2,392

Expense recognized in other comprehensive income
The Company’s current year actuarial gains (losses), recognized in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2017 and 2016, are as follows:

For the years ended December 31	2017	2016
Actuarial gain (loss)	$564	$(77)
Minimum funding requirement	—	—
Actuarial gain (loss), net	$564	$(77)

Disclosure of fair value of plan assets
The asset allocation for the defined benefit pension plan assets as at December 31, 2017 and 2016 is as follows:

As at	Dec 31 2017	Dec 31 2016
Equity securities	46%	49%
Debt securities	29%	27%
Cash and other short-term securities	25%	24%
Total	100%	100%